LONG-TERM DEBT (Details) In Millions, unless otherwise specified	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Sep. 30, 2012 CAD	Dec. 31, 2013 Floating Rate Senior Secured Notes Due September 2016 [Member] USD ($)	Dec. 31, 2013 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Dec. 31, 2012 Floating Rate Senior Secured Notes Due September 2016 [Member] USD ($)	Dec. 31, 2012 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Sep. 30, 2012 Floating Rate Senior Secured Notes Due September 2016 [Member] CAD	Dec. 31, 2013 Senior Secured Notes Due October 2017 [Member] USD ($)	Dec. 31, 2013 Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2012 Senior Secured Notes Due October 2017 [Member] CAD	Sep. 30, 2012 Senior Secured Notes Due October 2017 [Member] CAD	Dec. 31, 2013 First Mortgage Bonds [Member] CAD	Dec. 31, 2012 First Mortgage Bonds [Member] CAD	Sep. 30, 2012 First Mortgage Bonds [Member] CAD	Dec. 31, 2013 Subordinated Promissory Notes [Member] CAD	Dec. 31, 2012 Subordinated Promissory Notes [Member] CAD	Sep. 30, 2012 Subordinated Promissory Notes [Member] CAD
Recourse Debt Secured	286.1	282.6	279.3	$ 19.4	20.2	$ 35.0	33.9	33.4	$ 250.0	265.9	248.7	245.9
Revolving asset-based loan facility of up to $175.0 million due July 2017	10.6	24.0	64.0
Recourse Debt, Capital Lease Obligations	7.1	8.2	8.5
Carrying Value, Recourse Debt	303.8	314.8	351.8
Carrying Value, Non-Recourse Debt	0	113.8	113.8										0	95.0	95.0	0	18.8	18.8
Total debt	303.8	428.6	465.6
Less: current portion	(2.0)	(6.6)	(6.7)
Total long-term debt	301.8	422.0	458.9							45.8	33.6	0